CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 24, 2016	Sep. 26, 2015
Cash flows from operating activities:
Net loss	$ (49,114)	$ (59,877)	$ (59,847)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	33,810	35,010	39,386
Stock-based compensation expense	4,235
Change in fair value of derivative liability	385
Change in fair value of earnout liability	7,127
Initial classification of fair value of derivative liability	845
Non-cash interest expense relating to PIK loan notes	9,179	39,212	40,486
Non-cash interest expense relating to Senior Debt	6,846	5,333	2,506
Non-cash interest expense relating to Financing Fee Amortization	1,188	1,328	1,425
Changes in assets and liabilities:
Accounts receivable	(4,566)	6,696	1,626
Inventory	2,737	(607)	(1,938)
Prepaid expenses and other assets	(5,952)	607	(7,540)
Corporate tax and other current taxes payable	(1,809)	(840)	(1,667)
Accounts payable	10,497	700	(3,066)
Other current liabilities	61	(290)	487
Deferred revenues and customer prepayment	6,831	(3,997)	112
Accrued expenses	(611)	(657)	12,251
Other long-term liabilities	(3,438)	(3,971)	1,030
Net cash provided by operating activities	18,251	18,647	25,251
Cash flows from investing activities:
Purchases of property and equipment	(15,117)	(9,479)	(22,083)
Purchases of capital software	(20,268)	(22,423)	(18,092)
Cash from joint venture			972
Net cash used in investing activities	(35,385)	(31,902)	(39,203)
Cash flows from financing activities:
Proceeds from issuance of revolver and long-term debt		11,196
Repayments of finance leases	(557)
Repayments of long-term debt	(3,197)	(146)	(123)
Cash received in connection with Merger	36,664
Proceeds from sale of common stock	1,645
Net cash (used in)/provided by financing activities	34,555	11,050	(123)
Effect of exchange rate changes on cash	1,121	(369)	(1,117)
Net increase (decrease) in cash	18,542	(2,574)	(15,192)
Cash, beginning of period	1,486	4,060	19,252
Cash, end of period	20,028	1,486	4,060
Supplemental cash flow disclosures
Cash paid during the period for interest	10,503	12,200	11,515
Cash paid during the period for income taxes	356	95	135
Supplemental disclosure of noncash investing and financing activities
Fair value adjustment of PIK shareholder loans	174,990
Property and equipment acquired through capital lease	$ 1,208		$ 6,361